Events after the Reporting Period	12 Months Ended
Dec. 31, 2022
Events after the Reporting Period
Events after the Reporting Period

30. Events after the Reporting Period

In February 2023, the Company’s Board of Directors approved a proposed dividend of Ps.0.35 per CPO payable in the second quarter of 2023, subject to approval of the Company’s stockholders.

In February 2023, Sky executed a revolving credit facility with a Mexican bank for an amount up to Ps.1,000,000, and with a maturity in 2028. The funds may be used for general corporate purposes, including the repayment of debt. Under the terms of this revolving credit facility, Sky is required to comply with certain restrictive covenants and financial coverage ratios. In March 2023, upon the maturity of loans with two Mexican banks, Sky repaid the remaining portions of these loans in the aggregate principal amount of Ps.1,000,000 with (i) available cash on hand in the amount of Ps.600,000 and (ii) funds from this revolving credit facility in the principal amount of Ps.400,000, plus interest payable on a monthly basis at the annual interest rate of TIIE plus 0.85%. As of March 31, 2023, the unused principal amount of this revolving credit facility amounted to Ps.600,000.

In March 2023, the Company received funds derived from insurance contracts in the amount of U.S.$73.5 million (Ps.1,325,600) in connection with a provision for the settlement of a class action lawsuit (see Note 27).

On April 20, 2023, the District Court granted preliminary approval of the settlement agreement discussed in Note 27. The settlement remains subject to notice to the class, final approval by the District Court, and the satisfaction of customary conditions to effectiveness. Within twenty business days of receiving of complete payment instructions, the Company must transfer the settlement amount to the designated escrow account that was established for the administration of the settlement.

On April 26, 2023, the Company’s stockholders approved, among other resolutions, (i) the audited consolidated financial statements of the Company as of December 31, 2022, and for the year ended on that date; (ii) the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of series “A,” “B,” “D,” and “L” Shares, not in the form of a CPO, which will be paid in May 2023; (iii) the cancellation in May 2023 of 8,294.7 million shares of the Company’s capital stock in the form of 70.9 million CPOs, which were repurchased by the Company in 2022 and 2023; and (iv) a reorganization to separate from the Company certain businesses of the Group’s Other Businesses segment, including the soccer operations, the Azteca Stadium, gaming operations, and publishing and distribution of magazines. This reorganization will be implemented through a partial spin-off (escisión) of the Company and the creation of a new holding company of the spun-off businesses, which will be listed on the Mexican Stock Exchange and will have conditions, including compliance with applicable law, as well as obtaining all required corporate and regulatory authorizations (see Note 3).